Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 28, 2020 USD ($) stockPurchase numberOfCompensationPlan purchasePeriod $ / shares shares	Jun. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock (USD per share) | $ / shares	$ 57.74
Stock option grants during period (shares)	0	0
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock authorized for issuance (shares)	7,000,000.0
Stock reserved for future issuance (shares)	849,000
Maximum contribution of employee's compensation (as a percent)	15.00%
Employee stock plan purchase price of fair value (as a percent)	15.00%
Number of times employees can purchase stock per year | stockPurchase	2
Duration of participation period	12 months
Number of purchase periods | purchasePeriod	2
Duration of purchase periods	6 months
Discount from market price, beginning of participation period or purchase date (as a percent)	15.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost (less than) | $	$ 0.1
Stock option grants during period (shares)	0
Restricted Stock Awards and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost (less than) | $	$ 79.5
Unrecognized compensation cost expected to be recognized, weighted average period (in years)	1 year 11 months 19 days
2013 Long-Term Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity-based compensation plans | numberOfCompensationPlan	1
Stock authorized for issuance (shares)	15,900,000
Stock reserved for future issuance (shares)	5,478,000